December 16, 2014

DREYFUS OPPORTUNITY FUNDS

- Dreyfus Strategic Beta Emerging Markets Fund

- Dreyfus Strategic Beta Global Equity Fund

- Dreyfus Strategic Beta U.S. Equity Fund

THE DREYFUS THIRD CENTURY FUND, INC.

Supplement to Statement of Additional Information dated

February 1, 2014, as revised or amended, March 1, 2014, April 1, 2014, May 1, 2014, June 1, 2014, August 1, 2014, September 1, 2014, September 11, 2014, October 1, 2014 and December 1, 2014

The following information supplements and supersedes the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

C. Wesley Boggs	20	$4.8B	17	$668M	52	$7.6B
William Cazalet[1]	23	$4.9B	17	$685M	53	$7.1B
Warren Chiang	20	$4.8B	17	$668M	52	$7.6B
Ronald Gala	20	$4.8B	17	$668M	52	$7.6B
Peter D. Goslin[2]	12	$1.7B	17	$665M	45	$7.2B

1               Because Mr. Cazalet became a primary portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund, Dreyfus Strategic Beta U.S. Equity Fund and The Dreyfus Third Century Fund, Inc. as of December 16, 2014, his information is as of October 31, 2014.

2               Because Mr. Goslin became a primary portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund as of September 15, 2014, his information is as of April 30, 2014.

GRP1-SAISTK-1214

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.  If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

C. Wesley Boggs	Other Pooled Investment Vehicles	2	$143M
	Other Accounts	7	$741M
William Cazalet[1]	Other Pooled Investment Vehicles	2	$151.4M
	Other Accounts	7	$782.7M
Warren Chiang	Other Pooled Investment Vehicles	2	$143M
	Other Accounts	7	$741M
Ronald Gala	Other Pooled Investment Vehicles	2	$143M
	Other Accounts	7	$741M
Peter D. Goslin[2]	Other Pooled Investment Vehicles	2	$12.3M
	Other Accounts	10	$1.8B

1               Because Mr. Cazalet became a primary portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund, Dreyfus Strategic Beta U.S. Equity Fund and The Dreyfus Third Century Fund, Inc. as of December 16, 2014, his information is as of October 31, 2014.

2               Because Mr. Goslin became a primary portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund as of September 15, 2014, his information is as of April 30, 2014.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

GRP1-SAISTK-1214

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

C. Wesley Boggs	DSBEMEF[1]	None
	DSBGEF[1]	None
	DSBUSEF[1]	None
	DTCF	None
William Cazalet	DSBEMEF[2]	None
	DSBGEF[2]	None
	DSBUSEF[2]	None
	DTCF[2]	None
Warren Chiang	DSBEMEF[1]	None
	DSBGEF[1]	None
	DSBUSEF[1]	None
	DTCF	None
Ronald Gala	DSBEMEF[1]	None
	DSBGEF[1]	None
	DSBUSEF[1]	None
	DTCF	None
Peter D. Goslin	DSBEMEF[1]	None
	DSBGEF[1]	None
	DSBUSEF[1]	None

1               Messrs. Boggs, Chiang, Gala and Goslin became primary portfolio managers of Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund as of September 15, 2014, and on that date they did not own shares of the respective funds.

2               Because Mr. Cazalet became a primary portfolio manager of Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund, Dreyfus Strategic Beta U.S. Equity Fund and The Dreyfus Third Century Fund, Inc. as of December 16, 2014, his information is as of October 31, 2014.

GRP1-SAISTK-1214